Property, plant and equipment - Leases (Details) - Land and equipment - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amount of land and equipment acquired through finance leases
Property, plant and equipment under finance lease	$ 8,833	$ 4,137
Cost/gross carrying amount
Carrying amount of land and equipment acquired through finance leases
Property, plant and equipment under finance lease	19,763	13,794
Accumulated depreciation/amortization
Carrying amount of land and equipment acquired through finance leases
Property, plant and equipment under finance lease	$ (10,930)	$ (9,657)